CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited Partners' Equity	Foreign Currency Translation	Revaluation Surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Available-for-sale investments	Preferred limited partners' equity	Preferred equity	Participating Non-controlling Interests Operating Subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Balance, as at at Dec. 31, 2014		$ (241)	$ (241)	$ 3,685	$ (9)	$ (27)			$ 728	$ 2,062	$ 59	$ 2,865
Net (loss) income	$ 103	2	0	0	0	0		$ 1	30	69	0	1
Other comprehensive income	(98)	0	(429)	334	2	(3)		0	(117)	204	(2)	(87)
Issue Of Equity
Net proceeds	128	0	0	0	0	0		128	0	0	0	0
LP Units and preferred shares purchased for cancellation	(10)	(9)							(1)
Capital contributions	460	0								460
Distributions or dividends declared		(239)						(1)	(30)	(208)	(12)	(217)
Distribution reinvestment plan	5	5
Other	1	(3)									7	(3)
Change in period	(118)	(244)	(429)	334	2	(3)		128	(118)	525	(7)	(306)
Balance, as at at Dec. 31, 2015	8,763	(485)	(670)	4,019	(7)	(30)		128	610	2,587	52	2,559
Net (loss) income	40	(36)						15	25	65		(29)
Other comprehensive income	1,329		241	105	(1)	(1)	$ 24		16	635	6	304
Issue Of Equity
Net proceeds		657						147
Adjustment		(85)									2	83
Exchange of preferred shares								49	(49)
Capital contributions	2,621									2,621
Acquisition	1,417									1,417
Distributions or dividends declared		(281)						(15)	(25)	(119)	(24)	(232)
Distribution reinvestment plan		9
MTO adjustments		(24)	25							(1,617)
Other		(12)							(1)		19	(5)
Change in period		228	266	105	(1)	(1)	24	196	(34)	3,002	3	121
Balance, as at at Dec. 31, 2016	12,672	(257)	(404)	4,124	(8)	(31)	24	324	576	5,589	55	2,680
Net (loss) income	51	(32)						28	26	53		(23)
Other comprehensive income	1,350		26	508	(1)	2	(9)		39	383	9	393
Issue Of Equity
Net proceeds		411						187
Adjustment		(63)									1	62
Capital contributions	294									294
Acquisition	525									525
Distributions or dividends declared		(328)						(28)	(26)	(539)	(35)	(243)
Distribution reinvestment plan		10
Other		0		(16)					1	(7)	29	(26)
Change in period		(2)	26	492	(1)	2	(9)	187	40	709	3	163
Balance, as at at Dec. 31, 2017	$ 14,282	$ (259)	$ (378)	$ 4,616	$ (9)	$ (29)	$ 15	$ 511	$ 616	$ 6,298	$ 58	$ 2,843